Calvert
Global Energy Solutions Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Austria — 0.7%
Verbund AG	14,295	$ 1,131,054
		$ 1,131,054
Belgium — 0.9%
Elia Group SA(1)	7,822	$ 730,549
Umicore SA(1)	41,335	622,041
		$ 1,352,590
Brazil — 1.9%
Energisa SA	119,100	$ 971,958
Engie Brasil Energia SA	119,400	945,998
Sao Martinho SA	174,952	1,024,343
		$2,942,299
Canada — 5.4%
Algonquin Power & Utilities Corp.	182,123	$1,070,333
Boralex, Inc., Class A	41,704	1,021,528
Brookfield Asset Management Ltd., Class A	21,038	800,891
Brookfield Renewable Partners LP	43,346	1,073,680
Cameco Corp.	17,953	883,313
Canadian Solar, Inc.(2)	34,752	512,592
Innergex Renewable Energy, Inc.(1)	132,235	988,827
NFI Group, Inc.(1)(2)	61,571	712,901
Northland Power, Inc.(1)	66,284	1,139,578
		$8,203,643
Chile — 1.1%
Enel Americas SA	10,289,367	$957,812
Sociedad Quimica y Minera de Chile SA ADR(1)	18,540	755,505
		$1,713,317
China — 4.6%
BYD Co. Ltd., Class H	36,500	$1,084,008
China Datang Corp. Renewable Power Co. Ltd., Class H	3,535,000	912,515
China Everbright Environment Group Ltd.	2,151,037	1,077,245
Flat Glass Group Co. Ltd., Class H(1)	326,000	478,342
NIO, Inc. ADR(2)	165,207	687,261
Xinyi Solar Holdings Ltd.	1,194,000	599,626
XPENG, Inc. ADR(2)	104,611	766,799
Yadea Group Holdings Ltd.(1)(3)	474,000	596,331
Zhuzhou CRRC Times Electric Co. Ltd., Class H(2)	196,100	772,721
		$6,974,848
Denmark — 2.9%
NKT AS(2)	9,653	$842,828
Novonesis (Novozymes), Class B	13,636	833,083
Orsted AS(2)(3)	20,838	1,106,945
Rockwool AS, Class B	1,931	782,787
Vestas Wind Systems AS(2)	36,002	834,813
		$4,400,456
Security	Shares	Value
Finland — 0.8%
Kempower OYJ(1)(2)	24,055	$ 578,095
Neste OYJ(1)	39,380	702,716
		$ 1,280,811
France — 5.2%
Alstom SA	54,433	$ 918,003
Cie de Saint-Gobain SA	12,260	953,511
Danone SA	12,492	765,132
Dassault Systemes SE	19,797	744,386
Engie SA	48,420	693,392
Legrand SA	9,406	933,594
Neoen SA(1)(3)	26,818	1,084,649
Nexans SA	6,750	742,891
Schneider Electric SE	4,733	1,134,717
		$7,970,275
Germany — 7.6%
Bayerische Motoren Werke AG	8,005	$757,205
Daimler Truck Holding AG	19,382	773,015
Deutsche Post AG	19,481	791,064
Encavis AG(2)	90,042	1,648,962
Evonik Industries AG	38,088	777,177
Infineon Technologies AG	27,561	1,011,497
KION Group AG	17,242	720,256
Mercedes-Benz Group AG	11,235	777,591
Nordex SE(2)	47,487	580,526
Siemens AG	6,273	1,167,565
Siemens Energy AG(2)	35,693	930,680
SMA Solar Technology AG	13,019	367,652
Verbio SE	34,402	641,703
Vitesco Technologies Group AG	9,022	580,511
		$11,525,404
Greece — 0.7%
Terna Energy SA(2)	47,656	$995,637
		$995,637
Hong Kong — 0.5%
MTR Corp. Ltd.	253,000	$798,576
		$798,576
India — 2.3%
Exide Industries Ltd.	133,000	$899,310
Olectra Greentech Ltd.	32,500	692,172
Siemens Ltd.	10,497	969,371
Suzlon Energy Ltd.(2)	1,525,000	962,394
		$3,523,247
Ireland — 0.6%
Kingspan Group PLC	10,028	$852,257
		$852,257

Calvert
Global Energy Solutions Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Italy — 2.6%
Enel SpA	112,900	$ 783,390
ERG SpA	34,971	876,638
Prysmian SpA	12,675	782,516
Snam SpA(1)	172,728	762,769
Terna - Rete Elettrica Nazionale(1)	97,997	755,423
		$ 3,960,736
Japan — 5.4%
Azbil Corp.	29,200	$ 815,623
Central Japan Railway Co.	44,100	955,961
Daikin Industries Ltd.	7,200	1,002,353
East Japan Railway Co.(1)	55,500	924,056
Fuji Electric Co. Ltd.	14,700	839,967
GS Yuasa Corp.	38,200	761,904
Mitsubishi Electric Corp.	59,300	950,289
Nidec Corp.	16,200	728,992
Toyota Motor Corp.	58,000	1,190,013
		$8,169,158
Netherlands — 0.7%
Alfen NV(1)(2)(3)	16,835	$311,158
Signify NV(1)(3)	29,713	737,938
		$1,049,096
New Zealand — 2.1%
Contact Energy Ltd.	199,237	$1,091,293
Mercury NZ Ltd.(1)	260,845	1,043,107
Meridian Energy Ltd.(1)	279,101	1,069,075
		$3,203,475
Norway — 1.1%
Norsk Hydro ASA	122,014	$760,694
Scatec ASA(2)(3)	111,595	903,498
		$1,664,192
Portugal — 0.8%
EDP - Energias de Portugal SA	314,948	$1,180,834
		$1,180,834
Singapore — 0.5%
City Developments Ltd.	197,000	$748,885
		$748,885
South Korea — 3.5%
CS Wind Corp.	17,532	$626,292
Doosan Fuel Cell Co. Ltd.(2)	36,867	562,732
LG Chem Ltd.	3,698	921,522
LG Display Co. Ltd.(2)	106,729	886,915
LG Energy Solution Ltd.(2)	3,787	892,572
LS Electric Co. Ltd.	4,840	769,071
SK IE Technology Co. Ltd.(2)(3)	21,333	679,495
		$5,338,599
Security	Shares	Value
Spain — 5.1%
Acciona SA(1)	8,319	$ 984,518
Atlantica Sustainable Infrastructure PLC	44,541	977,675
Construcciones y Auxiliar de Ferrocarriles SA	17,222	647,382
Corp. ACCIONA Energias Renovables SA(1)	41,042	844,424
EDP Renovaveis SA(1)	71,150	994,196
Ence Energia y Celulosa SA(1)(2)	232,124	850,366
Iberdrola SA	60,897	790,134
Redeia Corp. SA(1)	45,369	793,341
Solaria Energia y Medio Ambiente SA(2)	73,254	906,882
		$7,788,918
Sweden — 3.2%
AddTech AB, Class B	37,058	$924,137
Castellum AB(2)	65,333	797,321
Fabege AB	95,579	762,988
Munters Group AB(3)	37,280	702,122
Nibe Industrier AB, Class B(1)	178,709	753,713
OX2 AB(2)	162,590	911,378
		$4,851,659
Switzerland — 1.7%
ABB Ltd.	20,708	$1,148,277
Accelleron Industries AG	20,647	808,721
Landis & Gyr Group AG	8,677	700,614
		$2,657,612
Taiwan — 4.5%
Advanced Energy Solution Holding Co. Ltd.	32,000	$620,822
Chroma ATE, Inc.	92,000	899,545
Chung-Hsin Electric & Machinery Manufacturing Corp.	153,000	883,250
Delta Electronics, Inc.	98,000	1,168,895
Everlight Electronics Co. Ltd.	305,000	717,902
Simplo Technology Co. Ltd.	61,000	800,736
Taiwan High Speed Rail Corp.	830,000	777,400
Voltronic Power Technology Corp.	16,000	947,302
		$6,815,852
Thailand — 0.3%
Energy Absolute PCL NVDR	1,545,200	$468,379
		$468,379
United Kingdom — 4.3%
Croda International PLC	14,164	$704,645
Drax Group PLC	160,174	997,539
Johnson Matthey PLC	36,771	729,129
Linde PLC	1,886	827,596
National Grid PLC	97,123	1,084,488
SSE PLC	61,112	1,380,128
United Utilities Group PLC	62,215	772,873
		$6,496,398

Calvert
Global Energy Solutions Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States — 28.5%
AAON, Inc.	11,509	$ 1,004,045
Acuity Brands, Inc.	3,440	830,554
AECOM	9,352	824,285
AES Corp.	38,045	668,451
Alaska Air Group, Inc.(2)	19,173	774,589
Alphabet, Inc., Class A	4,673	851,187
Ameresco, Inc., Class A(2)	19,098	550,213
Applied Materials, Inc.	3,819	901,246
Aptiv PLC(2)	11,961	842,294
Arcadium Lithium PLC(1)(2)	187,140	628,790
Array Technologies, Inc.(2)	54,008	554,122
Autodesk, Inc.(2)	4,074	1,008,111
Bloom Energy Corp., Class A(1)(2)	49,361	604,179
BorgWarner, Inc.	25,229	813,383
Brookfield Renewable Corp., Class A(1)	36,052	1,023,156
ChargePoint Holdings, Inc.(1)(2)	380,203	574,106
Clearway Energy, Inc., Class C	39,181	967,379
CRH PLC	10,046	753,249
Cummins, Inc.	2,859	791,743
Eaton Corp. PLC	3,586	1,124,390
EnerSys	7,601	786,855
Enphase Energy, Inc.(2)	7,606	758,394
Equinix, Inc.	1,077	814,858
FedEx Corp.	3,234	969,683
First Solar, Inc.(2)	3,761	847,955
General Mills, Inc.	11,714	741,028
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,674	730,350
Hubbell, Inc.	2,557	934,532
International Business Machines Corp.	4,923	851,433
Itron, Inc.(2)	7,991	790,789
Johnson Controls International PLC	14,951	993,793
Microsoft Corp.	1,944	868,871
MYR Group, Inc.(2)	4,946	671,222
NextEra Energy Partners LP	32,465	897,333
NextEra Energy, Inc.	10,265	726,865
NEXTracker, Inc., Class A(2)	16,142	756,737
ON Semiconductor Corp.(2)	14,173	971,559
Ormat Technologies, Inc.	15,011	1,076,289
Owens Corning	5,393	936,872
Power Integrations, Inc.	10,775	756,297
Quanta Services, Inc.	2,922	742,451
Rockwell Automation, Inc.	3,130	861,626
Shoals Technologies Group, Inc., Class A(2)	91,165	568,870
SolarEdge Technologies, Inc.(1)(2)	16,193	409,035
Stanley Black & Decker, Inc.	9,304	743,297
Sunrun, Inc.(1)(2)	75,810	899,107
Tesla, Inc.(2)	7,450	1,474,206
Trane Technologies PLC	3,464	1,139,413
Universal Display Corp.	5,018	1,055,034
Waste Management, Inc.	3,823	815,599
Whirlpool Corp.	8,829	902,324
Security	Shares	Value
United States (continued)
Wolfspeed, Inc.(1)(2)	30,787	$ 700,712
		$ 43,282,861
Total Common Stocks (identified cost $181,773,600)		$151,341,068

Short-Term Investments — 7.0%

Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	391,041	$ 391,041
Total Affiliated Fund (identified cost $391,041)		$ 391,041
Securities Lending Collateral — 6.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(5)	10,244,571	$ 10,244,571
Total Securities Lending Collateral (identified cost $10,244,571)		$ 10,244,571
Total Short-Term Investments (identified cost $10,635,612)		$ 10,635,612

Total Investments — 106.5% (identified cost $192,409,212)	$161,976,680
Other Assets, Less Liabilities — (6.5)%	$ (9,936,482)
Net Assets — 100.0%	$152,040,198

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $17,515,387 and the total market value of the collateral received by the Fund was $18,865,454, comprised of cash of $10,244,571 and U.S. government and/or agencies securities of $8,620,883.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $6,122,136 or 4.0% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

Calvert
Global Energy Solutions Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

(5)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	39.7%
Utilities	27.1
Information Technology	12.9
Consumer Discretionary	7.5
Materials	5.5
Real Estate	2.0
Consumer Staples	1.7
Energy	1.5
Financials	1.0
Communication Services	0.6
Total	99.5%

Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited

The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in Calvert Impact Capital, Inc., and in funds that may be deemed to be affiliated was $391,041, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$197,258	$ —	$ (200,000)	$ —	$2,742	$ —	$ 617	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(1)	551,742	12,069,963	(12,230,664)	—	—	391,041	5,133	391,041
Total				$ —	$2,742	$391,041	$5,750

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Global Energy Solutions Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$1,131,054	$ —	$1,131,054
Belgium	—	1,352,590	—	1,352,590
Brazil	2,942,299	—	—	2,942,299
Canada	8,203,643	—	—	8,203,643
Chile	1,713,317	—	—	1,713,317
China	1,454,060	5,520,788	—	6,974,848
Denmark	—	4,400,456	—	4,400,456
Finland	—	1,280,811	—	1,280,811
France	—	7,970,275	—	7,970,275
Germany	1,648,962	9,876,442	—	11,525,404
Greece	—	995,637	—	995,637
Hong Kong	—	798,576	—	798,576
India	—	3,523,247	—	3,523,247
Ireland	—	852,257	—	852,257
Italy	—	3,960,736	—	3,960,736
Japan	—	8,169,158	—	8,169,158
Netherlands	—	1,049,096	—	1,049,096
New Zealand	—	3,203,475	—	3,203,475
Norway	—	1,664,192	—	1,664,192
Portugal	—	1,180,834	—	1,180,834
Singapore	—	748,885	—	748,885
South Korea	—	5,338,599	—	5,338,599
Spain	977,675	6,811,243	—	7,788,918
Sweden	—	4,851,659	—	4,851,659
Switzerland	—	2,657,612	—	2,657,612
Taiwan	—	6,815,852	—	6,815,852
Thailand	—	468,379	—	468,379
United Kingdom	827,596	5,668,802	—	6,496,398
United States	43,282,861	—	—	43,282,861
Total Common Stocks	$61,050,413	$90,290,655(1)	$ —	$151,341,068
Short-Term Investments:
Affiliated Fund	$391,041	$ —	$ —	$391,041
Securities Lending Collateral	10,244,571	—	—	10,244,571
Total Investments	$71,686,025	$90,290,655	$ —	$161,976,680

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.